Investment Portfolioas of April 30, 2026 (Unaudited)
DWS Total Return Bond Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 43.3%
Communication Services 4.9%
Airbnb, Inc., 5.25%, 3/16/2036	400,000	398,919
Alphabet, Inc., 5.25%, 5/15/2055	425,000	395,353
AT&T, Inc.:
3.55%, 9/15/2055	220,000	141,662
4.75%, 4/30/2033	488,000	481,620
4.9%, 11/1/2035	600,000	583,619
6.2%, 10/30/2056	500,000	495,305
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	462,000	461,490
Charter Communications Operating LLC:
5.85%, 12/1/2035	571,000	557,126
6.384%, 10/23/2035	300,000	303,114
Discovery Global Holdings, Inc., 4.054%, 3/15/2029	1,300,000	1,265,199
Meta Platforms, Inc.:
4.875%, 5/15/2033 (a)	558,000	557,751
5.25%, 5/15/2036 (a)	581,000	579,370
5.4%, 8/15/2054	291,000	258,636
5.625%, 11/15/2055 (b)	300,000	275,464
6.3%, 5/15/2056 (a)	393,000	393,605
Omnicom Group, Inc., 4.2%, 3/2/2029	462,000	456,866
Orange SA, 144A, 5.0%, 1/13/2036	500,000	489,144
Paramount Global, 4.2%, 6/1/2029	725,000	698,483
TELUS Corp., 6.625%, 6/9/2056	600,000	596,698
T-Mobile U.S.A., Inc.:
5.3%, 5/15/2035 (b)	390,000	392,953
5.875%, 11/15/2055	500,000	483,209
Verizon Communications, Inc.:
2.65%, 11/20/2040	117,000	82,020
2.85%, 9/3/2041	150,000	105,391
3.7%, 3/22/2061	132,000	87,408
5.875%, 11/30/2055 (b)	220,000	212,612
Vodafone Group PLC, 4.375%, 2/19/2043 (b)	375,000	315,748
		11,068,765
Consumer Discretionary 3.3%
Amazon.com, Inc.:
4.875%, 3/13/2036 (b)	750,000	738,999
5.8%, 3/13/2056	500,000	492,120
American Honda Finance Corp.:
Series A, 4.9%, 4/10/2031	460,000	459,105
5.1%, 1/8/2036 (b)	400,000	391,486
Carnival Corp.:
144A, 5.125%, 5/1/2029	500,000	498,501
144A, 5.875%, 6/15/2031	250,000	253,556
144A, 6.125%, 2/15/2033 (b)	144,000	146,111
Ford Motor Credit Co. LLC:
5.753%, 4/6/2033	600,000	594,804
7.35%, 3/6/2030	749,000	793,113

General Motors Financial Co., Inc., 6.4%, 1/9/2033	725,000	772,041
Marriott International, Inc., 5.1%, 5/1/2038	761,000	729,853
PulteGroup, Inc., 4.9%, 3/1/2036	684,000	664,113
Royal Caribbean Cruises Ltd., 5.25%, 2/27/2038 (b)	521,000	497,836
Wyndham Hotels & Resorts, Inc., 144A, 5.625%, 3/1/2033	500,000	494,780
		7,526,418
Consumer Staples 1.4%
Coty, Inc., 144A, 5.6%, 1/15/2031 (b)	150,000	145,927
JBS NV:
3.625%, 1/15/2032	600,000	554,857
6.375%, 4/15/2066	305,000	293,656
6.75%, 3/15/2034	31,000	33,690
Kraft Heinz Foods Co., 4.375%, 6/1/2046	395,000	309,548
Maple Parent Holdings Corp.:
144A, 4.75%, 3/26/2029	544,000	543,894
144A, 5.05%, 3/26/2031	300,000	300,621
144A, 6.625%, 3/26/2056 (b)	250,000	253,112
Mars, Inc., 144A, 5.7%, 5/1/2055	334,000	324,994
Sysco Corp., 4.95%, 3/25/2036	500,000	479,770
		3,240,069
Energy 5.6%
Baker Hughes Holdings LLC, 5.85%, 6/15/2056	275,000	271,444
BP Capital Markets PLC, 6.125%, Perpetual	750,000	766,871
DT Midstream, Inc., 144A, 4.125%, 6/15/2029	850,000	832,234
Enbridge, Inc., Series 20-A, 5.75%, 7/15/2080	300,000	301,748
Energy Transfer LP:
5.7%, 4/1/2035	657,000	673,102
6.5%, 2/15/2056	460,000	461,240
EQT Corp., 5.75%, 2/1/2034 (b)	745,000	771,270
Expand Energy Corp., 5.375%, 2/1/2029	585,000	584,859
Hess Midstream Operations LP, 144A, 6.5%, 6/1/2029	1,000,000	1,024,575
HF Sinclair Corp., 5.5%, 9/1/2032	468,000	473,586
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028	550,000	561,051
Occidental Petroleum Corp., 8.875%, 7/15/2030	500,000	569,404
Petrobras Global Finance BV:
5.125%, 9/10/2030	675,000	668,959
6.25%, 1/10/2036	506,000	505,418
Santos Finance Ltd., 144A, 5.75%, 11/13/2035	318,000	321,740
Saudi Arabian Oil Co.:
144A, 5.0%, 2/2/2036	750,000	737,293
144A, 6.375%, 6/2/2055	210,000	213,961
Sunoco LP, 144A, 6.25%, 7/1/2033	550,000	562,113
Targa Resources Corp., 6.05%, 5/15/2056 (b)	425,000	412,632
Valero Energy Corp., 5.15%, 3/10/2036	700,000	689,225
Venture Global Plaquemines LNG LLC, 144A, 7.75%, 5/1/2035 (b)	500,000	562,357
Western Midstream Operating LP:
4.8%, 3/1/2031	150,000	149,002
5.45%, 11/15/2034	320,000	318,467
Williams Companies, Inc., 5.15%, 3/15/2036	400,000	394,237
		12,826,788
Financials 13.7%
AerCap Ireland Capital DAC, 4.75%, 1/15/2033 (b)	423,000	413,611

Avolon Holdings Funding Ltd.:
144A, 4.2%, 4/15/2029 (b)	482,000	473,262
144A, 4.7%, 1/30/2031	213,000	209,230
Banco Bilbao Vizcaya Argentaria SA, 4.968%, 5/8/2031 (a)	800,000	800,290
Banco BTG Pactual SA, 144A, 5.5%, 1/27/2031 (b)	611,000	602,599
Bank of America Corp.:
5.464%, 5/9/2036	633,000	646,200
5.489%, 4/23/2037	623,000	619,411
Banque Federative du Credit Mutuel SA, 144A, 4.541%, 1/15/2031 (b)	600,000	592,953
Barclays PLC, 4.521%, 2/24/2032	660,000	646,042
Blackstone Private Credit Fund:
5.25%, 4/1/2030	500,000	483,847
5.95%, 7/16/2029	500,000	500,308
BNP Paribas SA:
144A, 4.916%, 1/15/2034	465,000	455,582
144A, 6.875%, Perpetual (b)	300,000	297,967
144A, 7.2%, Perpetual	750,000	754,400
CaixaBank SA:
144A, 4.818%, 4/22/2032	200,000	198,703
144A, 5.402%, 4/22/2037	458,000	452,460
Capital One Financial Corp.:
4.722%, 1/30/2032	666,000	658,097
5.399%, 1/30/2037	403,000	395,859
Carlyle Group, Inc., 5.05%, 9/19/2035 (b)	300,000	289,957
Carlyle Secured Lending, Inc., 5.75%, 2/15/2031	500,000	484,079
Charles Schwab Corp., Series H, 4.0%, Perpetual	750,000	699,032
Citadel Finance LLC, 144A, 4.75%, 2/14/2029	500,000	492,206
Citigroup, Inc.:
5.174%, 9/11/2036 (b)	220,000	217,947
6.02%, 1/24/2036	640,000	657,032
Series FF, 6.95%, Perpetual	525,000	534,291
EZCORP, Inc., 144A, 7.375%, 4/1/2032	550,000	581,438
Fidelity National Information Services, Inc., 4.45%, 3/10/2028	549,000	547,460
First Citizens BancShares, Inc.:
4.869%, 3/3/2032 (b)	1,000,000	968,828
5.6%, 9/5/2035	900,000	879,947
Fiserv, Inc.:
3.5%, 7/1/2029	500,000	480,719
5.25%, 8/11/2035 (b)	500,000	487,797
Global Payments, Inc., 5.55%, 11/15/2035	400,000	385,784
Goldman Sachs Group, Inc., 5.541%, 1/21/2047	221,000	211,331
HSBC Holdings PLC:
6.75%, Perpetual	200,000	202,571
6.95%, Perpetual (b)	750,000	766,223
Jane Street Group, 144A, 6.125%, 11/1/2032	460,000	462,418
Jefferies Financial Group, Inc.:
5.125%, 4/28/2031	436,000	429,946
5.5%, 2/15/2036 (b)	750,000	722,252
JPMorgan Chase & Co.:
5.148%, 4/23/2037	750,000	745,518
Series PP, 6.1%, Perpetual (a)	1,034,000	1,034,000
Series OO, 6.5%, Perpetual	441,000	452,711
M&T Bank Corp., 5.295%, 4/18/2036	460,000	456,227
Marsh & McLennan Companies, Inc., 5.45%, 3/15/2053	240,000	225,693
Mitsubishi UFJ Financial Group, Inc.:
4.592%, 4/18/2030	400,000	400,007
5.325%, 4/21/2037	500,000	499,143
Mizuho Bank Ltd., 144A, 5.185%, 4/16/2036	215,000	213,859

Morgan Stanley:
4.809%, 4/16/2032	500,000	498,776
5.073%, 1/30/2037	300,000	293,529
5.314%, 1/18/2041	136,000	132,358
5.664%, 4/17/2036	300,000	308,176
5.831%, 4/19/2035	500,000	520,223
PNC Financial Services Group, Inc., 5.423%, 1/25/2041 (b)	240,000	235,372
Royal Bank of Canada, 6.35%, 11/24/2084	300,000	290,160
Sompo Holdings, Inc., 144A, 5.411%, 4/22/2037	300,000	295,185
Standard Chartered PLC, 144A, 5.243%, 1/13/2037	750,000	734,426
Starwood Property Trust, Inc., 144A, (REIT), 5.25%, 10/15/2028	346,000	344,346
Sumisho Air Lease Corp., 144A, 4.5%, 3/24/2029	247,000	245,497
Sumitomo Mitsui Financial Group, Inc.:
5.57%, 1/15/2047	200,000	193,835
6.45%, Perpetual	350,000	349,054
Synchrony Financial, 4.947%, 2/25/2032	1,000,000	976,980
The Goldman Sachs Group, Inc., 4.939%, 10/21/2036	288,000	279,368
UBS AG, 4.632%, 2/16/2032	750,000	748,395
UBS Group AG:
144A, 4.375%, Perpetual	301,000	275,948
144A, 5.199%, 8/10/2037	311,000	304,963
Wells Fargo & Co., 5.433%, 1/23/2047	450,000	427,852
		31,183,680
Health Care 1.4%
Amgen, Inc., 4.85%, 2/19/2036 (b)	733,000	717,184
CVS Health Corp.:
5.45%, 9/15/2035	299,000	301,820
6.2%, 9/15/2055 (b)	280,000	278,657
Eli Lilly & Co.:
5.0%, 2/9/2054	320,000	290,026
5.2%, 8/14/2064	120,000	109,003
HCA, Inc., 5.0%, 5/15/2033	1,000,000	993,404
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/1/2030 (b)	550,000	564,511
		3,254,605
Industrials 2.4%
ADT Security Corp., 144A, 4.875%, 7/15/2032 (b)	550,000	523,803
Block Financial LLC, 5.375%, 9/15/2032	480,000	468,564
Boeing Co., 6.858%, 5/1/2054	330,000	366,576
Burlington Northern Santa Fe LLC, 5.55%, 3/15/2056	500,000	483,715
Canadian Pacific Railway Co., 5.5%, 3/15/2056	208,000	199,266
Daimler Truck Finance North America LLC, 144A, 5.0%, 10/12/2032	441,000	439,960
Fedex Freight Holding Co., Inc., 144A, 4.95%, 3/15/2033	542,000	532,360
GFL Environmental, Inc., 144A, 6.75%, 1/15/2031	450,000	466,553
Honeywell Aerospace, Inc.:
144A, 4.95%, 3/16/2036	379,000	374,698
144A, 5.732%, 3/16/2056	450,000	442,595
Norfolk Southern Corp., 5.95%, 3/15/2064 (b)	500,000	499,187
Southwest Airlines Co., 4.375%, 11/15/2028	500,000	496,347
United Airlines Holdings, Inc.:
4.875%, 3/1/2029	78,000	76,835
5.375%, 3/1/2031	41,000	40,410
		5,410,869
Information Technology 2.9%
AppLovin Corp., 5.95%, 12/1/2054 (b)	257,000	235,749

Broadcom, Inc.:
4.9%, 2/15/2038	583,000	563,389
5.7%, 1/15/2056 (b)	350,000	347,952
Dell International LLC, 5.1%, 2/15/2036	375,000	368,832
Foundry JV Holdco LLC, 144A, 6.1%, 1/25/2036	363,000	381,069
Intel Corp.:
5.0%, 8/15/2033	675,000	672,363
5.3%, 5/15/2036	750,000	746,852
Jabil, Inc.:
4.2%, 2/1/2029	296,000	292,401
4.75%, 2/1/2033	580,000	564,913
Marvell Technology, Inc., 5.3%, 4/15/2036	585,000	585,321
Microsoft Corp., 2.921%, 3/17/2052 (b)	465,000	295,817
Oracle Corp.:
4.95%, 2/4/2031	671,000	656,362
5.7%, 2/4/2036	425,000	408,148
6.7%, 2/4/2056	557,000	513,332
		6,632,500
Materials 1.0%
Corp. Nacional del Cobre de Chile, 144A, 5.529%, 1/30/2037	350,000	347,515
Glencore Funding LLC:
144A, 4.9%, 7/1/2031	572,000	572,832
144A, 5.508%, 4/1/2036	750,000	755,273
Olin Corp., 144A, 6.625%, 4/1/2033 (b)	159,000	157,513
Rio Tinto Finance USA PLC, 5.875%, 3/14/2065 (b)	326,000	328,210
		2,161,343
Real Estate 1.4%
CBRE Services, Inc., 4.9%, 1/15/2033	249,000	246,133
Equinix Europe 2 Financing Corp. LLC, (REIT), 4.7%, 3/15/2033	474,000	464,283
Iron Mountain, Inc., 144A, (REIT), 5.25%, 7/15/2030	575,000	569,050
RLJ Lodging Trust LP, 144A, (REIT), 4.0%, 9/15/2029	600,000	566,938
Ventas Realty LP, (REIT), 5.0%, 2/15/2036 (b)	587,000	575,574
Vornado Realty LP, (REIT), 5.75%, 2/1/2033	700,000	701,187
		3,123,165
Utilities 5.3%
AEP Texas, Inc., 5.85%, 10/15/2055 (b)	250,000	240,368
Dominion Energy, Inc., 6.625%, 5/15/2055	250,000	255,687
Edison International, 5.0%, 5/5/2028 (a)	577,000	577,203
Electricite de France SA, 144A, 6.125%, 4/22/2056	550,000	532,654
ENEL Finance International NV, 144A, 5.75%, 9/30/2055	490,000	459,036
Entergy Arkansas LLC, 5.75%, 6/1/2054	470,000	458,822
Entergy Louisiana LLC, 5.8%, 3/15/2055	350,000	343,922
Exelon Corp., 6.5%, 3/15/2055	400,000	413,659
Florida Power & Light Co., 5.6%, 2/15/2066	450,000	429,203
Idaho Power Co., 4.85%, 3/1/2036	396,000	387,786
NextEra Energy Capital Holdings, Inc.:
5.45%, 3/15/2035 (b)	525,000	535,280
6.375%, 8/15/2055	500,000	510,266
NRG Energy, Inc.:
144A, 4.734%, 10/15/2030 (b)	750,000	741,966
144A, 4.955%, 4/30/2031	500,000	496,567
144A, 5.407%, 10/15/2035	313,000	306,993

Pacific Gas and Electric Co.:
3.95%, 12/1/2047	350,000	255,895
5.9%, 10/1/2054 (b)	163,000	152,768
Public Service Co. of Colorado, 5.15%, 9/15/2035	500,000	497,342
Puget Energy, Inc., 144A, 7.0%, 9/15/2056	1,000,000	1,001,252
Sempra, 4.125%, 4/1/2052	1,000,000	985,518
Sierra Pacific Power Co., 5.9%, 3/15/2054	240,000	236,086
Southwestern Electric Power Co., 5.2%, 4/1/2036	386,000	380,810
Southwestern Public Service Co., 6.0%, 6/1/2054	150,000	150,731
Virginia Electric & Power Co., 5.7%, 3/15/2056	500,000	482,036
Vistra Operations Co. LLC, 144A, 4.7%, 1/31/2031	1,250,000	1,230,628
		12,062,478
Total Corporate Bonds (Cost $99,491,710)		98,490,680

Mortgage-Backed Securities Pass-Throughs 18.4%
Federal Home Loan Mortgage Corp.:
3.0%, 4/1/2052	1,571,098	1,384,223
3.5%, with various maturities from 6/1/2028 until 5/1/2044	305,147	288,319
4.5%, 12/1/2040	21,735	21,561
5.0%, 11/1/2055	1,722,819	1,718,076
5.5%, with various maturities from 6/1/2039 until 12/1/2054	1,884,313	1,921,894
6.0%, 1/1/2055	4,005,124	4,118,294
Federal National Mortgage Association:
3.5%, with various maturities from 1/1/2046 until 12/1/2046	1,167,254	1,085,282
4.5%, 11/1/2043	126,491	124,795
5.5%, with various maturities from 2/1/2031 until 11/1/2055	9,622,339	9,806,747
6.0%, with various maturities from 7/1/2054 until 7/1/2055	20,932,929	21,492,232
Government National Mortgage Association, 4.5%, 7/15/2040	16,175	16,036
Total Mortgage-Backed Securities Pass-Throughs (Cost $41,810,904)		41,977,459

Asset-Backed 12.0%
Automobile Receivables 4.8%
Avis Budget Rental Car Funding AESOP LLC:
“D”, Series 2024-2A, 144A, 7.43%, 10/20/2028	400,000	404,847
“D”, Series 2023-8A, 144A, 7.52%, 2/20/2030	650,000	655,168
Bayview Opportunity Master Fund VII LLC, “B”, Series 2024-CAR1, 144A, 30 day USD SOFR Average + 1.3%, 4.945% (c), 12/26/2031	76,891	77,172
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029	750,000	761,286
Hertz Vehicle Financing III LLC, “A”, Series 2025-6A, 144A, 4.89%, 5/25/2032	1,875,000	1,869,211
Huntington Bank Auto Credit-Linked Notes, “B1”, Series 2026-1, 144A, 4.503%, 2/20/2034	1,871,940	1,861,314
Santander Drive Auto Receivables Trust, “D”, Series 2025-4, 4.95%, 1/15/2032	3,000,000	2,985,550
U.S. Bank NA, “B1”, Series 2026-RVM1, 144A, 4.959%, 12/25/2046	1,431,557	1,417,385
Yamaha Motor Master Trust II, “A1”, Series 2026-A, 144A, 4.43%, 4/15/2031	900,000	898,793
		10,930,726
Home Equity Loans 0.1%
CIT Home Equity Loan Trust, “AF6”, Series 2002-1, 6.2%, 2/25/2030	50	50
Towd Point Mortgage Trust, “A1”, Series 2025-CRM1, 144A, 5.799%, 1/25/2065	359,674	360,993
		361,043
Miscellaneous 7.1%
Apidos CLO XVIII-R, “A2R2”, Series 2018-18A, 144A, 3 mo. USD Term SOFR + 1.58%, 5.244% (c), 1/22/2038	500,000	500,666
ARES LIX CLO Ltd., “C2”, Series 2021-59A, 144A, 3.35%, 4/25/2034	500,000	444,595

CIFC Funding Ltd., “BR”, Series 2022-7A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.364% (c), 1/22/2038	442,000	443,652
Cloud Capital Holdco LP, “A2”, Series 2024-1A, 144A, 5.781%, 11/22/2049	450,000	451,246
CyrusOne Data Centers Issuer I LLC, “A2”, Series 2024-2A, 144A, 4.5%, 5/20/2049	1,000,000	971,881
Dryden 64 CLO Ltd., “C”, Series 2018-64A, 144A, 3 mo. USD Term SOFR + 2.012%, 5.687% (c), 4/18/2031	1,200,000	1,201,664
Galaxy 34 CLO Ltd., “A”, Series 2024-34A, 144A, 3 mo. USD Term SOFR + 1.37%, 5.045% (c), 10/20/2037	500,000	500,460
Jersey Mike's Funding LLC:
“A2”, Series 2025-1A, 144A, 5.61%, 8/16/2055	1,791,000	1,814,126
“A2”, Series 2024-1A, 144A, 5.636%, 2/15/2055	326,700	330,181
Lewey Park CLO Ltd., “A2”, Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.56%, 5.232% (c), 10/21/2037	500,000	500,425
NRZ Excess Spread-Collateralized Notes, “A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	296,812	293,317
OCP CLO Ltd., “B1”, Series 2024-36A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.38% (c), 10/16/2037	500,000	500,523
OZLM XXIV Ltd., “A1AR”, Series 2019-24A, 144A, 3 mo. USD Term SOFR + 1.422%, 5.097% (c), 7/20/2032	33,584	33,602
Race Point X CLO Ltd., “C2R”, Series 2016-10A, 144A, 3 mo. USD Term SOFR + 2.262%, 5.928% (c), 7/25/2031	759,634	763,168
RR 35 Ltd., “A2”, Series 2024-35A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.373% (c), 1/15/2040	600,000	600,833
SERVPRO Master Issuer LLC, “A2”, Series 2025-1A, 144A, 5.525%, 10/25/2055	2,985,000	2,923,686
Sixth Street CLO XIV Ltd., “A2R2”, Series 2019-14A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.072% (c), 1/20/2038	1,000,000	998,840
Switch ABS Issuer LLC, “A2”, Series 2024-2A, 144A, 5.436%, 6/25/2054	500,000	495,863
Taco Bell Funding LLC, “A2II”, Series 2025-1A, 144A, 5.049%, 8/25/2055	1,875,000	1,833,749
TICP CLO XI Ltd., “AR”, Series 2018-11A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.197% (c), 4/25/2037	500,000	500,701
		16,103,178
Total Asset-Backed (Cost $27,336,783)		27,394,947

Commercial Mortgage-Backed Securities 11.4%
BAHA Trust:
“A”, Series 2024-MAR, 144A, 6.171% (c), 12/10/2041	836,000	854,416
“B”, Series 2024-MAR, 144A, 7.069% (c), 12/10/2041	650,000	671,748
Benchmark Mortgage Trust, “A4”, Series 2020-IG3, 144A, 2.437%, 9/15/2048	500,000	428,606
BRCK Trust, “A”, Series 2025-830B, 144A, 4.956%, 12/10/2042	2,000,000	1,986,743
BX Trust:
“A”, Series 2019-OC11, 144A, 3.202%, 12/9/2041	1,000,000	948,412
“D”, Series 2019-OC11, 144A, 4.075% (c), 12/9/2041	750,000	710,800
CENT Trust, “A”, Series 2025-CITY, 144A, 5.091% (c), 7/10/2040	1,000,000	1,004,647
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	195,217	194,633
FREMF Mortgage Trust:
“B”, Series 2018-K75, 144A, 4.11% (c), 4/25/2051	1,000,000	983,491
“B”, Series 2018-K77, 144A, 4.302% (c), 5/25/2051	1,832,000	1,806,335
Hawaii Hotel Trust, “B”, Series 2025-MAUI, 144A, 1 mo. USD Term SOFR + 1.742%, 5.397% (c), 3/15/2042	250,000	250,156
Hudson Yards Mortgage Trust:
“A”, Series 2025-SPRL, 144A, 5.649% (c), 1/13/2040	190,000	194,495
“B”, Series 2025-SPRL, 144A, 5.95% (c), 1/13/2040	225,000	230,266
“C”, Series 2025-SPRL, 144A, 6.15% (c), 1/13/2040	1,135,000	1,161,814
ILPT Commercial Mortgage Trust, “D”, Series 2025-LPF2, 144A, 6.725% (c), 7/13/2042	1,000,000	1,005,163
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,750,000	1,475,160
“A”, Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 4.912% (c), 6/15/2035	1,938,171	1,259,870

KIND Trust, “A”, Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 4.72% (c), 8/15/2038	495,860	494,042
Manhattan West Mortgage Trust, “A”, Series 2020-1MW, 144A, 2.13%, 9/10/2039	2,000,000	1,931,023
MRCD Mortgage Trust, “B”, Series 2019-PARK, 144A, 2.718%, 12/15/2036	155,000	127,295
MTN Commercial Mortgage Trust:
“A”, Series 2026-LPFX, 144A, 5.153%, 5/15/2043 (a)	833,000	833,442
“B”, Series 2026-LPFX, 144A, 5.455%, 5/15/2043 (a)	741,000	741,434
“C”, Series 2026-LPFX, 144A, 5.757%, 5/15/2043 (a)	500,000	500,293
ROCK Trust:
“B”, Series 2024-CNTR, 144A, 5.93%, 11/13/2041	1,000,000	1,022,046
“C”, Series 2024-CNTR, 144A, 6.471%, 11/13/2041	450,000	464,795
“E”, Series 2024-CNTR, 144A, 8.819%, 11/13/2041	300,000	313,935
SLG Office Trust:
“A”, Series 2021-OVA, 144A, 2.585%, 7/15/2041	1,000,000	892,200
“F”, Series 2021-OVA, 144A, 2.851%, 7/15/2041	1,000,000	828,500
SWCH Commercial Mortgage Trust, “A”, Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.098% (c), 2/15/2042	500,000	495,625
SYCA Commercial Mortgage Trust:
“A”, Series 2025-WAG, 144A, 5.433% (c), 11/10/2042	1,000,000	996,748
“B”, Series 2025-WAG, 144A, 5.884% (c), 11/10/2042	1,000,000	994,861
UBS Commercial Mortgage Trust, “A3”, Series 2017-C4, 3.301%, 10/15/2050	91,011	89,848
Total Commercial Mortgage-Backed Securities (Cost $26,122,040)		25,892,842

Collateralized Mortgage Obligations 7.4%
Alternative Loan Trust, “1A4”, Series 2006-43CB, 6.0% , 2/25/2037	95,765	47,996
Arroyo Mortgage Trust, “A1”, Series 2021-1R, 144A, 1.175% , 10/25/2048	1,226,239	1,128,264
Banc of America Mortgage Trust, “2A2”, Series 2004-A, 5.276% (c), 2/25/2034	27,801	27,495
Bear Stearns Adjustable Rate Mortgage Trust, “2A1”, Series 2005-11, 6.968% (c), 12/25/2035	40,939	42,241
CHL Mortgage Pass Through Trust, “2A5”, Series 2004-13, 5.75% , 8/25/2034	90,257	88,983
CSFB Mortgage-Backed Pass-Through Certificates, “10A3”, Series 2005-10, 6.0% , 11/25/2035	191,345	42,066
Federal Home Loan Mortgage Corp.:
“DI”, Series 5011, Interest Only, 2.0%, 7/25/2050	4,540,016	608,939
“MI”, Series 5034, Interest Only, 2.0%, 11/25/2050	2,937,139	402,827
“MI”, Series 5135, Interest Only, 2.5%, 8/25/2051	7,555,043	837,847
“P”, Series 4916, 3.0%, 9/25/2049	1,299,327	1,167,380
“JI”, Series 5236, Interest Only, 4.0%, 2/25/2052	3,964,956	424,686
“6”, Series 233, Interest Only, 4.5%, 8/15/2035	44,583	5,429
Federal National Mortgage Association:
“AO”, Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	857,302	731,048
“C2”, Series 432, Interest Only, 2.0%, 7/25/2037	4,463,771	289,796
“MS”, Series 2025-35, 82.915% minus (16.75 x 30 day USD SOFR Average), 10.05% (c), 5/25/2055	148,795	154,138
Government National Mortgage Association:
“GA”, Series 2021-122, 1.0%, 11/20/2047	965,443	784,819
Series 2021-19, Interest Only, 2.0%, 1/20/2051	11,396,731	1,396,265
“ID”, Series 2023-151, Interest Only, 2.0%, 8/20/2051	7,382,486	936,830
“SA”, Series 2014-10, Interest Only, 5.936% minus 1 mo. USD Term SOFR, 2.271% (c), 1/16/2044	1,144,984	106,084
“QI”, Series 2021-225, Interest Only, 2.5%, 12/20/2051	7,771,653	1,012,220
“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029	16,162	230
“HI”, Series 2015-77, Interest Only, 4.0%, 5/20/2045	633,362	123,782
“WI”, Series 2020-191, Interest Only, 4.5%, 12/20/2050	2,699,288	481,954
“ZT”, Series 2025-2, 4.5%, 5/20/2064	1,057,751	1,012,122
“AZ”, Series 2023-120, 5.5%, 8/20/2053	2,315,160	2,336,453
“SL”, Series 2025-98, 21.083% minus (3.667 x 30 day USD SOFR Average), 7.736% (c), 6/20/2055	113,881	114,248

JPMorgan Mortgage Trust:
“A11”, Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 4.895% (c), 12/25/2054	414,885	414,493
“2A1”, Series 2006-A2, 4.905% (c), 4/25/2036	160,628	137,892
Merrill Lynch Mortgage Investors Trust, “2A”, Series 2003-A6, 6.732% (c), 10/25/2033	53,723	53,140
RCKT Mortgage Trust, “A2”, Series 2024-INV2, 144A, 5.5% , 9/25/2054	840,973	841,269
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 6.795% (c), 7/25/2059	1,020,653	1,094,576
Total Collateralized Mortgage Obligations (Cost $16,853,883)		16,845,512

Government & Agency Obligations 6.4%
Sovereign Bonds 0.9%
African Development Bank, 5.875%, Perpetual	400,000	390,918
Brazilian Government International Bond, 6.25%, 5/22/2036	250,000	248,625
Eagle Funding Luxco SARL, 144A, 5.5%, 8/17/2030	621,000	625,782
Mexico Government International Bond:
5.375%, 3/22/2033	384,000	376,531
5.625%, 2/9/2034	431,000	425,470
		2,067,326
U.S. Treasury Obligations 5.5%
U.S. Treasury Bills:
3.521% (d), 8/6/2026 (e)	1,380,000	1,366,643
3.529% (d), 8/6/2026 (e)	50,000	49,516
U.S. Treasury Bonds:
4.625%, 2/15/2046	3,030,100	2,893,745
4.75%, 2/15/2056	2,727,000	2,625,590
U.S. Treasury Notes:
3.875%, 4/15/2029	1,750,000	1,748,223
3.875%, 3/31/2031	2,753,500	2,735,215
4.125%, 2/15/2036	100,000	97,890
4.25%, 3/31/2033	1,079,000	1,082,035
		12,598,857
Total Government & Agency Obligations (Cost 14,775,315)		14,666,183

	Shares	Value ($)

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $70,220)	315	2,158

Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.56% (g) (h) (Cost $1,122,803)	1,122,803	1,122,803

Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 3.67% (g) (Cost $2,693,301)	2,693,301	2,693,301

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $230,276,959)	100.6	229,085,885
Other Assets and Liabilities, Net	(0.6)	(1,437,748)
Net Assets	100.0	227,648,137
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2026 are as follows:
Value ($) at 1/31/2026	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2026	Value ($) at 4/30/2026
Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.56% (g) (h)
3,123,270	—	2,000,467 (i)	—	—	3,338	—	1,122,803	1,122,803
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 3.67% (g)
4,529,834	37,028,407	38,864,940	—	—	46,842	—	2,693,301	2,693,301
7,653,104	37,028,407	40,865,407	—	—	50,180	—	3,816,104	3,816,104

*	Non-income producing security.
(a)	When-issued or delayed delivery securities included.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2026 amounted to $9,738,632, which is 4.3% of net assets.

(c)
Variable or floating rate security. These securities are shown at their current rate as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At April 30, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $8,942,250.

(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
UFJ: United Financial of Japan
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

 At April 30, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	6/18/2026	313	35,226,071	34,615,844	(610,227)
2 Year U.S. Treasury Note	USD	6/30/2026	108	22,567,204	22,369,500	(197,704)
5 Year U.S. Treasury Note	USD	6/30/2026	56	6,076,513	6,038,812	(37,701)
Euro-BTP Italian Bond	EUR	6/8/2026	80	11,016,602	10,981,605	(34,997)
Ultra Long U.S. Treasury Bond	USD	6/18/2026	66	7,959,370	7,592,062	(367,308)
Total unrealized depreciation						(1,247,937)
At April 30, 2026, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Eurex 10 Year Euro BUND	EUR	6/8/2026	70	10,347,112	10,299,011	48,101
U.S. Treasury Long Bond	USD	6/18/2026	5	572,330	564,218	8,112
Ultra 10 Year U.S. Treasury Note	USD	6/18/2026	47	5,341,642	5,304,390	37,252
Total unrealized appreciation						93,465
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$98,490,680	$—	$98,490,680
Mortgage-Backed Securities Pass-Throughs	—	41,977,459	—	41,977,459
Asset-Backed (a)	—	27,394,947	—	27,394,947
Commercial Mortgage-Backed Securities	—	25,892,842	—	25,892,842
Collateralized Mortgage Obligations	—	16,845,512	—	16,845,512
Government & Agency Obligations (a)	—	14,666,183	—	14,666,183
Warrants	—	—	2,158	2,158
Short-Term Investments (a)	3,816,104	—	—	3,816,104
Derivatives (b)
Futures Contracts	93,465	—	—	93,465
Total	$3,909,569	$225,267,623	$2,158	$229,179,350

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(1,247,937)	$—	$—	$(1,247,937)
Total	$(1,247,937)	$—	$—	$(1,247,937)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DTRBF-PH1